Label	Element	Value
Baywood SociallyResponsible Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baywood SociallyResponsible Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Baywood SociallyResponsible Fund (the "Fund") seeks to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year of the Predecessor Fund (September 30, 2015), the Fund's portfolio turnover rate was 29% of the average value of its portfolio. See the section entitled "Performance Information" for more information on the Predecessor Fund.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	(1)"Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) consist of common stocks of U.S. issuers that meet certain socially responsible criteria. This investment strategy may be changed at any time, with 60 days' prior notice to shareholders. Up to 50% of the Fund's net assets may consist of securities of mid-capitalization companies. For this purpose, SKBA Capital Management, LLC ("SKBA" or the "Advisor"), the Fund's investment advisor, considers a mid-capitalization company to be a company with a market capitalization between $1 billion and $5 billion at the time of investment. In addition to investing in U.S. corporations, the Fund invests in U.S. dollar denominated American Depositary Receipts ("ADRs") of foreign corporations.

In selecting investments, the Advisor considers social criteria such as an issuer's community relations, corporate governance, employee diversity, employee relations, environmental impact and sustainability, human rights record, and product safety. Using both quantitative and qualitative data, the Advisor also evaluates an issuer's involvement in specific revenue generating activities to determine whether the issuer's involvement was meaningful or simply incidental with respect to that activity.

The Advisor applies vigorous valuation screens that identify issuers for further in-depth fundamental analysis for potential inclusion in the Fund. The investment strategy typically emphasizes securities that the Advisor believes have one or more of the following characteristics: a price significantly below the intrinsic value of the issuer; below average price to sales and price to cash flow ratios; and sound overall financial condition of the issuer.

The Advisor may determine to sell a security when its target value is realized, its earnings deteriorate, changing circumstances affect the original reasons for the security's purchase, or more attractive investment alternatives are identified.

The Fund seeks to avoid investing in any issuer that derives more than 5% of its total revenue from tobacco, alcohol, gambling, abortion or weaponry (whether sold to consumers or the military), or that is involved in nuclear power. Because information on an issuer's involvement in those activities may not be publicly available, it is possible that the Fund's holdings may include an issuer that does not meet its criteria for socially responsible investing. When the Advisor discovers that a holding does not meet its criteria for socially responsible investing, it will divest that holding as soon as reasonably practicable.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) consist of common stocks of U.S. issuers that meet certain socially responsible criteria.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. More information on the Fund's principal investment strategies and principal risks is contained in the Fund's Statement of Additional Information (the "SAI"). The following additional risks could affect the value of your investment:

Market Risk of Equity Securities - By investing in common stocks, the Fund may experience a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund's principal market segment may underperform other segments or the market as a whole. The value of an investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund's portfolio. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Medium Capitalization (Mid-Cap) Companies Risk - Investments in mid-cap companies may involve greater risks to the Fund than investments in larger, more established companies, such as limited product lines, markets and financial or managerial resources. In addition, the securities of mid-cap companies may have greater price volatility and less liquidity than the securities of larger capitalized companies.

Foreign Investments (American Depositary Receipts) Risk - Foreign investments tend to be more volatile than domestic securities, and subject the Fund to risks that are not typically associated with domestic securities (e.g., unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income). There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers. The Fund invests in U.S. dollar denominated American Depositary Receipts of foreign companies ("ADRs") which are sponsored by the foreign issuers. ADRs are subject to the risks of changes in currency or exchange rates (which affect the value of the issuer even though ADRs are denominated in U.S. dollars) and the risks of investing in foreign securities.

Investment Style Risk - SKBA primarily uses a value style to select investments for the Fund. This style may fall out of favor, may underperform other styles and may increase the volatility of the Fund's share price.

Sector Concentration Risk - Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds and thus may be more susceptible to negative events affecting those sectors.

Management Risk - The Fund's performance depends on SKBA's skill in making appropriate investments. As a result, the Fund may underperform the markets in which it invests or similar funds.

Socially Responsible Investments Risk - Socially responsible investment criteria may limit the number of investment opportunities available to the Fund, and as a result, at times the Fund's investment returns may be lower than those funds that are not subject to such investment considerations.

Value Investment Risk- Value investments are subject to the risk that their intrinsic value may never be realized by the market. This may result in the value stocks' prices remaining undervalued for extended periods of time. Different investment styles may shift in and out of favor, depending on market conditions and investor sentiment.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The returns presented for the Fund reflect the performance of the City National Rochdale Socially Responsible Equity Fund, a series of City National Rochdale Funds (the "Predecessor Fund"). The Fund has adopted the historical performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund, effective as of the close of business on January 8, 2016.

The Predecessor Fund was sub-advised by the Fund's advisor, SKBA Capital Management, LLC, with the same portfolio managers as the Fund. The Fund is managed in a manner that is in all material respects equivalent to the management of the Predecessor Fund, including the investment objective, strategies, guidelines, and restrictions. The Predecessor Fund was created for purposes entirely unrelated to the establishment of a performance record. The Predecessor Fund qualified since its inception, and the Fund intends to continue to qualify each year, for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code.

The returns presented for periods prior to September 30, 2005 are based on the performance of the predecessor to the Predecessor Fund (the "Prior Predecessor Fund"), which was acquired as the result of a reorganization between the Predecessor Fund and the Prior Predecessor Fund on that date.

The bar chart and table that follow provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Institutional Shares of the Predecessor Fund from year to year. The table shows how the Predecessor Fund's average annual returns for one year, five years and since inception compare to certain broad-based indices. The broad-based indices are the MSCI KLD 400 Social Index, a market capitalization-weighted common stock index of U.S. equities constructed using environmental, social and governance factors, and the Russell 1000® Value Index, which measures the performance of U.S. large capitalization value stocks. Updated performance information is available at www.baywoodfunds.com or by calling (855) 409-2297 (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 409-2297
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.baywoodfunds.com
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 - Institutional Shares
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The calendar year-to-date total return as of December 31, 2015 was -9.90%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 18.47% for the quarter ended June 30, 2009, and the lowest return was -25.79% for the quarter ended December 31, 2008.
Year to Date Return, Label	rr_YearToDateReturnLabel	calendar year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.90%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.79%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

For the indices shown the measurement period used in computing the returns of the indices for the "Since Inception" period begins on December 31, 2004.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Baywood SociallyResponsible Fund | MSCI KLD 400 Social Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.72%
5 Years	rr_AverageAnnualReturnYear05	14.71%
Since Inception	rr_AverageAnnualReturnSinceInception	7.49%	[1]
Baywood SociallyResponsible Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.45%
5 Years	rr_AverageAnnualReturnYear05	15.42%
Since Inception	rr_AverageAnnualReturnSinceInception	7.30%	[1]
Baywood SociallyResponsible Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	371
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	655
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,463
1 Year	rr_AverageAnnualReturnYear01	6.03%
5 Years	rr_AverageAnnualReturnYear05	11.52%
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%	[1]
Baywood SociallyResponsible Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
Annual Return 2006	rr_AnnualReturn2006	15.48%
Annual Return 2007	rr_AnnualReturn2007	(0.01%)
Annual Return 2008	rr_AnnualReturn2008	(34.59%)
Annual Return 2009	rr_AnnualReturn2009	23.07%
Annual Return 2010	rr_AnnualReturn2010	13.96%
Annual Return 2011	rr_AnnualReturn2011	(1.55%)
Annual Return 2012	rr_AnnualReturn2012	11.98%
Annual Return 2013	rr_AnnualReturn2013	30.68%
Annual Return 2014	rr_AnnualReturn2014	6.28%
Annual Return 2015	rr_AnnualReturn2015	(9.90%)
1 Year	rr_AverageAnnualReturnYear01	6.28%
5 Years	rr_AverageAnnualReturnYear05	11.78%
Since Inception	rr_AverageAnnualReturnSinceInception	5.43%	[1]
Baywood SociallyResponsible Fund | Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.22%
5 Years	rr_AverageAnnualReturnYear05	10.53%
Since Inception	rr_AverageAnnualReturnSinceInception	4.60%	[1]
Baywood SociallyResponsible Fund | Institutional Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.37%
5 Years	rr_AverageAnnualReturnYear05	9.34%
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%	[1]

[1]	Performance for "Since Inception" for all classes is shown for periods beginning January 3, 2005, which is the date the Prior Predecessor Fund commenced operations. On September 30, 2005, the Prior Predecessor Fund reorganized into the Predecessor Fund. The performance results for Institutional Class shares of the Predecessor Fund before September 30, 2005, reflect the performance of the Prior Predecessor Fund's Class I shares. Class A shares of the Prior Predecessor Fund, the predecessor to the Class N shares of the Predecessor Fund, commenced operations on August 12, 2005.
[2]	"Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
[3]	SKBA Capital Management, LLC (the "Advisor") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Investor Shares to 1.14% and Institutional Shares to 0.89%, through December 31, 2017 (the "Expense Cap"). The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board and (3) does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the Expense Cap in place at the time the fees were waived. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply.
[4]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement shown above reflect new contractual fees and are estimated expenses for the Fund's current fiscal year and are not based on the expensed incurred during the Predecessor Fund's (as defined under "Performance Information" below) previous fiscal year.